Long-Term Debt, Long-Term Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loan Facilities [Abstract]
Long-term debt	$ 43,220,743	$ 86,604,000
Less: Deferred financing costs	(356,988)	(808,215)
Total long-term debt, net of deferred finance costs	42,863,755	85,795,785
Presented [Abstract]
Current portion of long-term debt	24,585,788	18,089,000
Less: Current portion of deferred finance costs	(276,122)	(409,705)
Current portion of long-term debt, net of deferred finance costs	24,309,666	17,679,295
Debt related to assets held for sale	0	2,415,000
Less: Current portion of deferred finance costs	0	(8,352)
Debt related to assets held for sale, net of deferred finance costs	0	2,406,648
Non-Current portion of long-term debt	18,634,955	66,100,000
Less: Non-Current portion of deferred finance costs	(80,866)	(390,158)
Non-Current portion of long-term debt, net of deferred finance costs	18,554,089	65,709,842
$11.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000
Borrowers	Spetses-Pikachu
Long-term debt	$ 1,809,130	4,600,000
$15.29 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 15,290,000
Borrowers	Pocahontas-Jumaru
Long-term debt	$ 0	10,109,000
$40.75 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 40,750,000
Borrowers	Liono-Snoopy-Cinderella
Long-term debt	$ 14,312,613	23,055,000
$55.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 55,000,000
Borrowers	Mulan-Johnny Bravo-Songoku-Asterix-Stewie
Long-term debt	$ 12,099,000	32,040,000
$22.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 22,500,000
Borrowers	Tom-Jerry
Long-term debt	$ 15,000,000	$ 16,800,000